BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Par (000) Value
Asset-Backed Securities — 1.8%
(a)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.48%, 08/15/30
(b)
.......... USD 500 $ 494,555
Progress Residential Trust, Series 2017-SFR1,
Class A, 2.77%, 08/17/34 ........... 99 101,244
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.30%,
04/20/31
(b)
..................... 396 395,116
Total Asset-Backed Securities — 1.8%
(Cost: $995,255) ................................ 990,915
Foreign Government Obligations — 3.1%
China — 2.7%
People's Republic of China:
1.99%, 04/09/25 ................. CNY 6,920 976,415
2.68%, 05/21/30 ................. 3,620 512,947
1,489,362
Colombia — 0.0%
Republic of Colombia:
6.25%, 11/26/25 ................. COP 20,300 5,795
7.25%, 10/18/34 ................. 57,000 16,217
22,012
Italy — 0.3%
Republic of Italy, 1.80%, 03/01/41
(a)
....... EUR 135 165,789
Russia — 0.1%
Russian Federation:
8.15%, 02/03/27 ................. RUB 928 13,458
6.00%, 10/06/27 ................. 515 6,664
6.90%, 05/23/29 ................. 1,060 14,374
8.50%, 09/17/31 ................. 1,044 15,791
50,287
Total Foreign Government Obligations — 3.1%
(Cost: $1,708,425) .............................. 1,727,450
Non-Agency Mortgage-Backed Securities — 4.1%
Commercial Mortgage-Backed Securities — 3.6%
BANK
(c)
:
Series 2020-BN25, Class B, 3.04%,
01/15/63 .................... USD 11 12,229
Series 2020-BN26, Class B, 2.91%,
03/15/63 .................... 164 173,279
BFLD Trust, Series 2020-EYP, Class A, 1.35%,
10/15/22
(a)(c)
.................... 128 128,000
BX Commercial Mortgage Trust, Series 2019-
XL, Class D, 1.60%, 10/15/36
(a)(c)
...... 285 283,018
BX Trust, Series 2019-OC11, Class A, 3.20%,
12/09/41
(a)
..................... 275 291,096
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(a)
..................... 140 139,071
Citigroup Commercial Mortgage Trust, Series
2016-P6, Class B, 4.38%, 12/10/49
(c)
... 50 52,295
Commercial Mortgage Trust:
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 19 21,654
Series 2017-PANW, Class A, 3.24%,
10/10/29
(a)
................... 350 369,656
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(a)
..................... 100 103,124
CSAIL Commercial Mortgage Trust, Series
2019-C17, Class C, 3.93%, 09/15/52 ... 80 86,065
Security Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a)(c)
.... USD 101 $ 103,910
KKR Industrial Portfolio Trust, Series 2020-AIP,
Class A, 1.19%, 03/15/37
(a)(c)
......... 33 33,355
Morgan Stanley Capital I Trust:
Series 2018-H3, Class B, 4.62%, 07/15/51
(c)
34 39,632
Series 2018-SUN, Class A, 1.30%,
07/15/35
(a)(c)
.................. 130 125,798
Series 2020-HR8, Class AS, 2.30%,
07/15/53 .................... 16 16,549
Series 2020-HR8, Class B, 2.70%, 07/15/53 19 19,513
1,998,244
Interest Only Commercial Mortgage-Backed Securities — 0.5%
(c)
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.73%, 06/15/52 .. 1,546 163,934
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.64%, 10/15/52 ...... 993 103,588
267,522
Total Non-Agency Mortgage-Backed Securities — 4.1%
(Cost: $2,249,033) .............................. 2,265,766
U.S. Government Sponsored Agency Securities — 58.7%
Agency Obligations — 0.9%
Federal Home Loan Bank, 4.00%, 04/10/28 . 400 495,137
Collateralized Mortgage Obligations — 0.5%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 161 177,039
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.78%, 07/20/39
(c)
............. 84 99,087
276,126
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... 203 218,338
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... 152 164,288
Government National Mortgage Association,
Series 2019-7, Class V, 3.00%, 05/16/35 . 21 23,246
405,872
Interest Only Commercial Mortgage-Backed Securities — 1.1%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(a)
16,455 13,674
Government National Mortgage Association
Variable Rate Notes:
Series 2002-83, 0.00%, 10/16/42
(c)
..... 422 —
Series 2003-17, 0.00%, 03/16/43
(c)
..... 402 4
Series 2003-109, 0.00%, 11/16/43
(c)
.... 813 32
Series 2016-22, 0.76%, 11/16/55
(c)
..... 1,553 69,910
Series 2016-45, 0.97%, 02/16/58
(c)
..... 891 52,182
Series 2016-92, 0.90%, 04/16/58
(c)
..... 451 25,142
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.16%, 02/16/58
(b)
........ 1,066 79,268
Series 2016-151, 1.06%, 06/16/58
(c)
.... 862 57,559
Series 2017-30, 0.67%, 08/16/58
(c)
..... 473 22,108
Series 2017-44, 0.67%, 04/17/51
(c)
..... 507 23,851
Series 2017-53, 0.66%, 11/16/56
(c)
..... 3,245 150,753
Series 2017-61, 0.77%, 05/16/59
(c)
..... 383 22,889
Series 2017-64, 0.68%, 11/16/57
(c)
..... 561 30,724
Series 2017-72, 0.66%, 04/16/57
(c)
..... 905 46,657
594,753

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Mortgage-Backed Securities — 55.5%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 .......... USD 145 $ 153,919
3.00%, 09/01/27 - 12/01/46 .......... 386 413,942
3.50%, 04/01/31 - 01/01/48 .......... 604 662,175
4.00%, 08/01/40 - 02/01/47 .......... 128 141,905
4.50%, 02/01/39 - 07/01/47 .......... 187 210,205
5.00%, 11/01/41 ................. 79 90,545
5.50%, 06/01/41 ................. 78 90,284
8.00%, 03/01/30 - 06/01/31 .......... 11 11,857
Federal National Mortgage Association:
3.00%, 02/01/44 ................. 50 53,071
3.50%, 11/01/46 ................. 156 168,293
4.00%, 01/01/41 ................. 5 5,827
Government National Mortgage Association:
2.00%, 10/15/50
(d)
................ 44 45,712
2.50%, 10/15/50 - 11/15/50
(d)
......... 988 1,036,675
3.00%, 02/15/45 - 09/20/50 .......... 1,610 1,700,827
3.00%, 10/15/50 - 11/15/50
(d)
......... 609 637,083
3.50%, 01/15/42 - 10/20/46 .......... 1,810 1,939,113
4.00%, 10/20/40 - 01/15/48 .......... 568 611,338
4.00%, 10/15/50
(d)
................ 278 295,370
4.50%, 12/20/39 - 08/20/50 .......... 719 793,636
5.00%, 07/15/39 - 07/20/44 .......... 54 61,654
5.00%, 10/15/50
(d)
................ 126 137,158
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32 .......... 94 98,077
2.00%, 10/25/35 - 10/25/50
(d)
......... 2,243 2,321,301
2.50%, 04/01/30 - 10/01/50 .......... 807 861,458
2.50%, 10/25/35 - 10/25/50
(d)
......... 1,528 1,602,775
3.00%, 04/01/29 - 09/01/50 .......... 3,875 4,141,253
3.00%, 10/25/35 - 11/25/50
(d)
......... 2,677 2,804,978
3.50%, 04/01/29 - 06/01/50 .......... 2,503 2,742,236
3.50%, 10/25/50
(d)
................ 120 126,520
4.00%, 09/01/33 - 03/01/50 .......... 1,868 2,071,374
4.00%, 10/25/50 - 11/25/50
(d)
......... 1,550 1,654,159
4.50%, 06/01/26 - 01/01/50 .......... 1,925 2,107,313
4.50%, 10/25/50
(d)
................ 318 343,987
5.00%, 02/01/35 - 12/01/43 .......... 172 197,569
5.00%, 10/25/50
(d)
................ 4 4,383
5.50%, 11/01/21 - 09/01/39 .......... 219 254,176
6.00%, 04/01/35 - 09/01/40 .......... 161 189,906
6.50%, 05/01/40 ................. 35 42,307
30,824,361
Total U.S. Government Sponsored Agency Securities — 58.7%
(Cost: $31,962,437) .............................. 32,596,249
U.S. Treasury Obligations — 45.7%
U.S. Treasury Bonds:
4.25%, 05/15/39 ................. 160 245,781
4.50%, 08/15/39 ................. 160 253,331
4.38%, 11/15/39 ................. 160 250,338
3.13%, 02/15/43 ................. 610 828,051
2.88%, 05/15/43 - 11/15/46 .......... 1,200 1,579,498
3.63%, 08/15/43 ................. 610 890,958
3.75%, 11/15/43 ................. 610 907,804
3.00%, 02/15/48 ................. 590 803,691
2.25%, 08/15/49 ................. 772 920,761
U.S. Treasury Inflation Linked Bonds,
0.25%, 02/15/50 ................. 211 248,960
U.S. Treasury Inflation Linked Notes:
0.63%, 04/15/23 ................. 1,719 1,798,703
0.13%, 07/15/30 ................. 127 141,643
U.S. Treasury Notes:
1.13%, 07/31/21
(e)
................ 2,650 2,672,152
1.75%, 07/31/21 ................. 1,420 1,439,137
Security Par (000) Value
U.S. Treasury Obligations (continued)
2.13%, 12/31/22 - 05/15/25 .......... USD 2,850 $ 3,064,542
2.75%, 05/31/23 ................. 1,180 1,261,724
1.75%, 07/31/24
(e)
................ 2,275 2,409,723
2.00%, 02/15/25 ................. 1,470 1,582,604
1.50%, 08/15/26 ................. 1,700 1,812,625
2.25%, 08/15/27 ................. 1,180 1,323,767
2.88%, 08/15/28 ................. 350 413,342
3.13%, 11/15/28 ................. 350 421,805
1.63%, 08/15/29 ................. 125 136,133
Total U.S. Treasury Obligations — 45.7%
(Cost: $23,360,109) .............................. 25,407,073
Total Long-Term Investments — 113.4%
(Cost: $60,275,259) .............................. 62,987,453
Shares
Short-Term Securities — 16.3%
Money Market Funds — 6.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02%
(f)*
.................. 3,762,247 3,762,247
Total Money Market Funds — 6.8%
(Cost: $3,762,247) .............................. 3,762,247
Pa r (000)
U.S. Government Sponsored Agency Securities — 9.5%
Federal Home Loan Bank Discount Notes,
0.09%, 11/20/20
(g)
............... 5,300 5,299,485
Total U.S. Government Sponsored Agency Securities — 9.5%
(Cost: $5,299,375) .............................. 5,299,485
Total Short-Term Securities — 16.3%
(Cost: $9,061,622) .............................. 9,061,732
Total Options Purchased — 0.1%
(Cost: $68,819) ................................ 46,790
Total Investments Before Options Written and TBA Sale
Commitments — 129.8%
(Cost: $69,405,700 ) .............................. 72,095,975
Total Options Written — (0.0)%
(Premium Received — $23,275) ..................... (8,632)
TBA Sale Commitments — (14.5)%
(d)
Mortgage-Backed Securities — (14.5)%
Government National Mortgage Association:
2.50%, 10/15/50 ................. 300 (315,058)
3.00%, 10/15/50 ................. 547 (572,737)
3.50%, 10/15/50 ................. 149 (156,478)
4.00%, 10/15/50 ................. 33 (35,062)
4.50%, 10/15/50 ................. 58 (62,151)
Uniform Mortgage-Backed Securities:
2.50%, 10/25/35 - 11/25/50 .......... 2,504 (2,624,560)
3.50%, 10/25/35 - 10/25/50 .......... 435 (459,246)
4.00%, 10/25/35 - 10/25/50 .......... 273 (290,425)
2.00%, 10/25/50 ................. 30 (31,017)
3.00%, 10/25/50 - 11/25/50 .......... 3,332 (3,490,532)

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Mortgage-Backed Securities (continued)
4.50%, 10/25/50 ................. USD 13 $ (14,062)
Total TBA Sale Commitments — (14.5)%
(Proceeds: $8,057,784) ........................... (8,051,328)
Security Par (000) Value
Total Investments Net of Options Written and TBA Sale
Commitments — 115.3%
(Cost: $61,324,641 ) .............................. 64,036,015
Liabilities in Excess of Other Assets — (15.3)% ........... (8,479,249)
Net Assets — 100.0% .............................. $ 55,556,766
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)
Represents or includes a TBA transaction.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)
Annualized 7-day yield as of period end.
(g)
Rates are discount rates or a range of discount rates as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,217,840 $ 2,544,407 $ — $ — $ — $ 3,762,247 3,762,247 $ 6,415 $ —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreem ents
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Bank of America Securities,
Inc. .............. 0.16% 09/30/20 10/01/20   $ 2,417,188 $ 2,417,199 U.S. Treasury Obligations Overnight
Bank of America Securities,
Inc. .............. 0.16 09/30/20 10/01/20   2,676,500 2,676,512 U.S. Treasury Obligations Overnight
$ 5,093,688 $ 5,093,711

BlackRock U.S Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 21 12/21/20 $ 2,930 $ (884)
U.S. Treasury 2 Year Note .................................................... 36 12/31/20 7,955 2,151
U.S. Treasury 5 Year Note .................................................... 22 12/31/20 2,773 1,296
2,563
Short Contracts
Euro-Bund .............................................................. 1 12/08/20 205 329
Canada 10 Year Bond ...................................................... 3 12/18/20 342 272
U.S. Treasury 10 Year Ultra Note ............................................... 3 12/21/20 480 (1,530)
U.S. Treasury Long Bond .................................................... 3 12/21/20 529 (298)
U.S. Treasury Ultra Bond .................................................... 5 12/21/20 1,109 (3,480)
(4,707)
$ (2,144)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,563 EUR 3,000 State Street Bank and Trust Co. 10/05/20 $ 45
AUD 8,000 USD 5,698 Bank of America NA 10/06/20 32
USD 5,874 AUD 8,000 BNP Paribas SA 10/06/20 144
USD 24,400 MXN 512,856 Barclays Bank plc 10/14/20 1,240
USD 30,000 BRL 161,247 BNP Paribas SA 11/03/20 1,312
USD 10,000 BRL 53,753 UBS AG 11/03/20 437
USD 10,000 TRY 77,180 JPMorgan Chase Bank NA 11/18/20 134
USD 23,848 COP 88,439,198 Barclays Bank plc 12/04/20 817
USD 4,515 MXN 96,813 Deutsche Bank AG 12/04/20 169
USD 96,865 RUB 7,332,358 Citibank NA 12/04/20 3,057
ZAR 342,287 USD 20,000 Natwest Markets plc 12/15/20 252
CLP 7,856,600 USD 10,000 Citibank NA 12/16/20 16
JPY 1,060,385 USD 10,000 Bank of America NA 12/16/20 65
USD 7,283 AUD 10,000 HSBC Bank plc 12/16/20 119
USD 10,000 BRL 53,747 Morgan Stanley & Co. International plc 12/16/20 450
USD 10,000 CLP 7,658,700 Standard Chartered Bank 12/16/20 237
USD 10,000 COP 37,301,600 Barclays Bank plc 12/16/20 292
USD 11,903 EUR 10,000 Bank of America NA 12/16/20 158
USD 287,062 EUR 242,000 State Street Bank and Trust Co. 12/16/20 2,829
USD 10,000 KRW 11,644,370 UBS AG 12/16/20 12
USD 20,000 MXN 435,535 Goldman Sachs International 12/16/20 475
USD 10,000 MXN 213,180 State Street Bank and Trust Co. 12/16/20 443
USD 10,000 PLN 37,464 Citibank NA 12/16/20 306
USD 25,000 RUB 1,916,705 Citibank NA 12/16/20 520
USD 10,000 RUB 782,091 Goldman Sachs International 12/16/20 11
USD 31,000 TRY 237,975 UBS AG 12/16/20 877
USD 10,000 ZAR 168,070 Goldman Sachs International 12/17/20 58
ZAR 169,897 USD 10,000 State Street Bank and Trust Co. 12/17/20 50
14,557
MXN 521,179 USD 24,400 UBS AG 10/14/20 (864)
KZT 560,142 USD 1,320 Citibank NA 10/23/20 (35)
BRL 219,294 USD 40,000 Citibank NA 11/03/20 (984)
USD 5,699 AUD 8,000 Bank of America NA 11/04/20 (31)
RUB 205,776 USD 2,675 Bank of America NA 12/04/20 (42)
RUB 1,803,744 USD 23,463 Credit Suisse International 12/04/20 (386)
RUB 410,934 USD 5,361 HSBC Bank plc 12/04/20 (103)

BlackRock U.S Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 40,000 ZAR 683,623 BNP Paribas SA 12/15/20 $ (448)
BRL 53,990 USD 10,000 BNP Paribas SA 12/16/20 (407)
COP 37,430,600 USD 10,000 Citibank NA 12/16/20 (259)
EUR 20,000 USD 23,670 Bank of America NA 12/16/20 (180)
KRW 11,623,635 USD 10,000 UBS AG 12/16/20 (30)
MXN 641,836 USD 30,000 Citibank NA 12/16/20 (1,226)
MXN 666,137 USD 30,000 State Street Bank and Trust Co. 12/16/20 (137)
PLN 37,593 USD 10,000 Goldman Sachs International 12/16/20 (272)
RUB 761,090 USD 10,000 Citibank NA 12/16/20 (279)
RUB 761,027 USD 10,000 Goldman Sachs International 12/16/20 (280)
RUB 1,130,421 USD 15,000 UBS AG 12/16/20 (562)
TRY 155,040 USD 20,000 JPMorgan Chase Bank NA 12/16/20 (375)
USD 773,088 CNY 5,315,209 Standard Chartered Bank 12/16/20 (6,255)
USD 11,655 EUR 10,000 JPMorgan Chase Bank NA 12/16/20 (90)
USD 10,000 MXN 225,134 Citibank NA 12/16/20 (93)
USD 10,000 MXN 224,985 Morgan Stanley & Co. International plc 12/16/20 (86)
ZAR 168,464 USD 10,000 Bank of America NA 12/17/20 (35)
(13,459)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Down and In BNP Paribas SA 11/02/20 ZAR 16.58 ZAR 15.68 USD 126 $ 40
USD Currency ............... Down and In Bank of America NA 11/02/20 ZAR 17.03 ZAR 16.13 USD 143 169
USD Currency ............... Down and In
Morgan Stanley & Co.
International plc 11/02/20 MXN 21.40 MXN 20.40 USD 270 49
$ 258
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar December 2020 Futures .......... 174 12/11/20 USD 99.63 USD 43,500 $ 8,700
90-day Eurodollar June 2021 Futures .............. 64 06/11/21 USD 99.25 USD 16,000 12,000
$ 20,700
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... JPMorgan Chase Bank NA 10/23/20 IDR 15,000.00 USD 28 $ 230
USD Currency ........................... JPMorgan Chase Bank NA 11/03/20 TWD 30.00 USD 22 11
241
Put
USD Currency ........................... Bank of America NA 10/09/20 MXN 23.80 USD 15 1,129
AUD Currency ........................... Morgan Stanley & Co. International plc 10/14/20 JPY 72.40 AUD 330 157
1,286
$ 1,527

BlackRock U.S Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.05% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 02/22/22 1.05 % USD 1,150 $ 24,305
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 5 Year Note ....................... 20 10/23/20 USD 126.00 USD 2,000 $ (2,969)
Put
U.S. Treasury 5 Year Note ....................... 20 10/23/20 USD 126.00 USD 2,000 (2,344)
90-day Eurodollar June 2021 Futures ............... 64 06/11/21 USD 98.75 USD 16,000 (2,400)
(4,744)
$ (7,713)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. JPMorgan Chase Bank NA 10/23/20 IDR 15,500.00 USD 42 $ (95)
–
Put
USD Currency ............................. Bank of America NA 10/09/20 MXN 22.80 USD 23 (773)
–
$ (868)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
0.40% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 10/28/20 0.40 % USD 650 $ (51)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.37% Semi-Annual N/A 11/30/20 USD 470 $ 2,923 $ (245) $ 3,168
1.37% Semi-Annual 3 month LIBOR Quarterly N/A 11/30/20 USD 1,400 (8,707) — (8,707)
28 day MXIBTIIE Monthly 4.51% Monthly 10/01/20
(a)
09/29/22 MXN 1,944 — — —
1 day Fed Funds At Termination 0.04% At Termination 09/19/22
(a)
09/19/23 USD 2,775 (580) — (580)
1 day Fed Funds At Termination 0.05% At Termination 09/19/22
(a)
09/19/23 USD 5,549 (446) — (446)
1 day Fed Funds At Termination 0.04% At Termination 09/23/22
(a)
09/23/23 USD 2,769 (539) — (539)
28 day MXIBTIIE Monthly 6.67% Monthly N/A 08/12/24 MXN 470 1,402 — 1,402
28 day MXIBTIIE Monthly 6.72% Monthly N/A 08/13/24 MXN 404 1,236 — 1,236
28 day MXIBTIIE Monthly 6.59% Monthly N/A 11/08/24 MXN 296 866 — 866
3 month BA Semi-Annual 0.75% Semi-Annual N/A 05/26/25 CAD 405 468 — 468

BlackRock U.S Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month BA Semi-Annual 0.85% Semi-Annual N/A 06/04/25 CAD 202 $ 963 $ (2) $ 965
3 month BA Semi-Annual 0.85% Semi-Annual N/A 06/04/25 CAD 203 953 — 953
3 month BA Semi-Annual 0.70% Semi-Annual N/A 08/06/25 CAD 765 (1,045) — (1,045)
0.39% At Termination 1 day Fed Funds At Termination 09/18/24
(a)
09/18/25 USD 5,549 (260) — (260)
0.38% At Termination 1 day Fed Funds At Termination 09/18/24
(a)
09/18/25 USD 2,775 281 — 281
0.39% At Termination 1 day Fed Funds At Termination 09/23/24
(a)
09/23/25 USD 2,769 (36) — (36)
2.85% Semi-Annual 3 month LIBOR Quarterly N/A 12/21/28 USD 200 (38,214) — (38,214)
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 10/01/29 USD 400 (36,787) — (36,787)
$ (77,522) $ (247) $ (77,275)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.72% At Termination 1 month HICPXT At Termination 09/15/25 EUR 195 $ (1,421) $ — $ (1,421)
0.73% At Termination 1 month HICPXT At Termination 09/15/25 EUR 195 (1,543) — (1,543)
1 month HICPXT At Termination 0.96% At Termination 09/15/30 EUR 195 2,322 — 2,322
1 month HICPXT At Termination 0.98% At Termination 09/15/30 EUR 195 2,720 — 2,720
$ 2,078 $ — $ 2,078
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 3.10% At Termination Citibank NA 01/03/22 BRL 302 $ 61 $ — $ 61
1 day
BZDIOVER At Termination 4.52% At Termination BNP Paribas SA 01/02/23 BRL 331 89 — 89
1 day
BZDIOVER At Termination 5.13% At Termination JPMorgan Chase Bank NA 01/02/23 BRL 99 444 — 444
28 day
MXIBTIIE Monthly 6.32% Monthly
Goldman Sachs
International 08/06/25 MXN 511 1,337 — 1,337
$ 1,931 $ — $ 1,931
OTC Inflation Swaps
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid  (Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination (0.96)% At Termination Citibank NA 04/15/21 USD 434 $ (7,318) $ — $ (7,318)
1 month USCPI At Termination (1.00)% At Termination Citibank NA 04/15/21 USD 434 (7,472) — (7,472)
1 month USCPI At Termination (1.00)% At Termination Citibank NA 04/15/21 USD 434 (7,472) — (7,472)

BlackRock U.S Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
i
0
OTC Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid  (Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination (1.02)% At Termination Citibank NA 04/15/21 USD 434 $ (7,552) $ — $ (7,552)
0.04% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 434 8,937 — 8,937
0.02% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 434 9,118 — 9,118
0.01% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 434 9,185 — 9,185
0.00% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 434 9,284 — 9,284
1 month USCPI At Termination (0.05)% At Termination Citibank NA 04/15/22 USD 651 (14,550) — (14,550)
0.62% At Termination 1 month USCPI At Termination Citibank NA 04/15/24 USD 651 21,558 — 21,558
– $ – $ –
$ 13,718 $ — $ 13,718
– – –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.01%
1 day Fed Funds ...................................... 1 day Fed Funds 0.09
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco 0.00
1 month USCPI ....................................... U.S. Consumer Price Index 2.06
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.55
3 month BA .......................................... Canadian Bankers Acceptances 0.51
3 month LIBOR ....................................... London Interbank Offered Rate 0.23
Glossary of Terms Used in this Report
Currency
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR
IDR
Euro
Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
PLN Polish Zloty
RUB New Russian Ruble
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
BA Canadian Bankers Acceptances
BZDIOVER Overnight Brazil CETIP — Interbank Rate
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
TBA To-be-announced

BlackRock U.S Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ — $ 62,987,453 $ — $ 62,987,453
Short-Term Securities:
Money Market Funds ...................................... 3,762,247 — — 3,762,247
U.S. Government Sponsored Agency Securities .................... — 5,299,485 — 5,299,485
Options Purchased:
Foreign currency exchange contracts ........................... — 1,785 — 1,785
Interest rate contracts ...................................... 20,700 24,305 — 45,005
Liabilities:
Investments:
TBA Sale Commitments .................................... — (8,051,328) — (8,051,328)
$ 3,782,947 $ 60,261,700 $ — $ 64,044,647
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 14,557 $ — $ 14,557
Interest rate contracts ....................................... 4,048 11,270 — 15,318
Other contracts ........................................... — 63,124 — 63,124
Liabilities:
Foreign currency exchange contracts ............................ — (14,327) — (14,327)
Interest rate contracts ....................................... (13,905) (86,665) — (100,570)
Other contracts ........................................... — (47,328) — (47,328)
$ (9,857) $ (59,369) $ — $ (69,226)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $5,093,711 are categorized as Level 2 within the disclosure hierarchy.